As filed with the Securities and Exchange Commission on September 28, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  October 31, 2009

Date of reporting period:  July 31, 2009

Item 1. Schedule of Investments.

Huber Capital Equity Income Fund
SCHEDULE OF INVESTMENTS at July 31, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.34%
	Aerospace & Defense - 2.95%
700	KBR, Inc.	$14,833
700	Northrop Grumman Corp.	31,206
		46,039
	Air Freight & Logistics - 2.17%
500	FedEx Corp.	33,920
	Beverages - 1.91%
600	The Coca-Cola Co.	29,904
	Chemicals - 3.93%
250	Agrium Inc. (b)	11,548
800	BASF AG - ADR	40,000
200	Eastman Chemical Co.	9,932
		61,480
	Commercial Banks - 2.08%
2,200	Bank of America Corp.	32,538
	Construction & Engineering - 1.01%
300	Fluor Corp.	15,840
	Diversified Financial Services - 2.79%
4,000	Citigroup Inc.	12,680
800	JPMorgan Chase & Co.	30,920
		43,600
	Electric Utilities - 6.55%
1,000	Alliant Energy Corp.	26,160
1,500	American Electric Power Co., Inc.	46,440
250	Exelon Corp.	12,715
300	FPL Group, Inc.	17,001
		102,316
	Electronic Equipment, Instruments & Components - 1.37%
1,000	Tyco Electronics Ltd.	21,470
	Food Products - 2.27%
700	ConAgra Foods, Inc.	13,741
1,900	Tyson Foods, Inc. - Class A	21,717
		35,458
	Home Improvement Stores - 1.66%
1,000	Home Depot, Inc.	25,940
	Insurance - 14.28%
34,200	Conseco, Inc. (a)	106,362
8,300	XL Capital Ltd. - Class A	116,864
		223,226
	Internet & Catalog Retail - 2.31%
1,700	eBay Inc. (a)	36,125
	Internet Software & Services - 2.27%
80	Google, Inc. - Class A (a)	35,444
	Land Subdividers & Developers, Except Cemeteries - 5.37%
7,900	MI Developments, Inc. - Class A	83,977
	Machinery - 1.29%
250	Flowserve Corp.	20,192
	Metals & Mining - 1.05%
1,400	Alcoa Inc.	16,464
	Oil & Gas - 3.37%
1,000	Royal Dutch Shell PLC - ADR	52,640
	Personal Products - 4.18%
800	Mead Johnson Nutrition Co. - Class A	29,128
1,000	NBTY, Inc. (a)	36,200
		65,328
	Pharmaceuticals - 8.80%
3,800	Pfizer, Inc.	60,534
1,200	Schering-Plough Corp.	31,812
1,300	Watson Pharmaceuticals, Inc. (a)	45,149
		137,495
	Real Estate - 2.08%
10,700	CapLease, Inc.	32,421
	Residential Construction - 2.04%
3,500	Lennar Corp. - Class B	31,885
	Software - 17.14%
5,700	CA Inc.	120,498
4,200	Microsoft Corp.	98,784
2,200	Oracle Corp.	48,686
		267,968
	Tobacco - 4.47%
1,500	Philip Morris International, Inc.	69,900
	TOTAL COMMON STOCKS (Cost $1,573,579)	1,521,570

	SHORT-TERM INVESTMENTS - 3.06%
23,876	SEI Daily Income Treasury Fund, 0.05% (c)	23,876
23,876	SEI Daily Income Trust Government Fund, 0.05% (c)	23,876
	TOTAL SHORT-TERM INVESTMENTS (Cost $47,752)	47,752

	Total Investments in Securities (Cost $1,621,331) - 100.40%	1,569,322
	Liabilities in Excess of Other Assets - (0.40)%	(6,184)
	NET ASSETS - 100.00%	$1,563,138

	ADR - American Depositary Receipt
	(a) Non-income producing security.
	(b) U.S. traded security of a foreign issuer.
	(c) Rate shown is the 7-day yield as of July 31, 2009.

The cost basis of investments for federal income tax purposes at July 31, 2009 was as follows**:

Cost of investments	$1,781,374

Gross unrealized appreciation	$286,753
Gross unrealized depreciation	(498,805)
Net unrealized depreciation	$(212,052)

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

Summary of Fair Value Exposure at July 31, 2009

The Fund has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) and FASB Staff Position (“FSP 157-4”).  FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  FAS 157 requires the Fund to classify its securities based on valuation method.  Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$57,825	$—	$—	$57,825
Consumer Staples	200,590	—	—	200,590
Energy	52,640	—	—	52,640
Financials	415,762	—	—	415,762
Health Care	137,495	—	—	137,495
Industrials	115,992	—	—	115,992
Information Technology	361,007			361,007
Materials	77,943	—	—	77,943
Utilities	102,316	—	—	102,316
Total Equity	1,521,570	—	—	1,521,570
Short-Term Investments	47,752	—	—	47,752
Total Investments in Securities	$1,569,322	$—	$—	$1,569,322

Huber Capital Small Cap Value Fund
SCHEDULE OF INVESTMENTS at July 31, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS - 94.77%
	Air Freight & Logistics - 1.32%
5,600	Livingston International Income Fund (b)	$26,772
	Building Products - 0.76%
1,600	Griffon Corp. (a)	15,424
	Capital Markets - 1.30%
1,656	Virtus Investment Partners, Inc. (a)	26,248
	Chemicals - 0.78%
200	CF Industries Holdings, Inc.	15,788
	Commercial Services & Supplies - 0.40%
400	Heidrick & Struggles International, Inc.	8,196
	Consumer Finance - 7.97%
7,800	EZcorp, Inc. - Class A (a)	98,670
4,400	Nelnet, Inc. - Class A (a)	62,876
		161,546
	Containers & Packaging - 2.52%
10,200	UFP Technologies, Inc. (a)	51,000
	Electric Utilities - 3.62%
2,000	Alliant Energy Corp.	52,320
1,100	Portland General Electric Company	20,933
		73,253
	Energy Equipment & Services - 1.53%
4,550	Global Industries, Ltd. (a)	31,076
	Food Products - 6.21%
1,500	Imperial Sugar Company	19,935
18,500	Overhill Farms, Inc. (a)	105,820
		125,755
	Health Care Providers & Services - 1.23%
6,300	Tenet Healthcare Corp. (a)	24,885

	Hotels, Restaurants & Leisure - 11.56%
10,990	Boston Pizza Royalties Income Fund (b)	108,140
1,690	Famous Dave's of America, Inc. (a)	11,036
7,700	Interval Leisure Group, Inc. (a)	81,235
7,600	Second Cup Royalty Income Fund (b)	33,864
		234,275
	Insurance - 14.68%
44,900	Conseco, Inc. (a)	139,639
11,200	XL Capital Ltd - Class A	157,696
		297,335
	Internet & Catalog Retail - 1.43%
6,700	Bidz.com, Inc. (a)	28,877
	Internet Software & Services - 1.51%
25,513	LiveDeal, Inc. (a) (d)	30,616
	IT Services - 2.38%
8,000	infoGROUP, Inc. (a)	48,160
	Land Subdividers & Developers, Except Cemeteries - 5.56%
10,600	MI Developments, Inc. - Class A	112,678
	Machinery - 4.24%
5,000	Armtec Infrastructure Trust Unit (b)	85,867

	Metals & Mining - 0.81%
1,560	A. M. Castle & Co.	16,458
	Paper & Forest Products - 2.94%
11,800	Kapstone Paper and Packaging Corp. (a)	59,472
	Personal Products - 7.58%
6,700	Argan, Inc. (a)	99,160
1,500	NBTY, Inc. (a)	54,300
		153,460
	Pharmaceuticals - 3.26%
1,900	Watson Pharmaceuticals, Inc. (a)	65,987
	Real Estate - 5.18%
34,600	CapLease, Inc.	104,838
	Residential Construction - 2.02%
4,500	Lennar Corp. - Class B	40,995
	Specialty Retail - 1.02%
1,000	Rent-A-Center, Inc. (a)	20,760
	Textiles, Apparel & Luxury Goods - 2.96%
17,070	Crown Crafts, Inc. (a) (d)	52,490
2,720	Hampshire Group, Ltd. (a)	7,480
		59,970
	TOTAL COMMON STOCKS (Cost $1,998,856)	1,919,691

	SHORT-TERM INVESTMENTS - 5.51%
55,832	SEI Daily Income Treasury Fund, 0.05% (c)	55,832
55,832	SEI Daily Income Trust Government Fund, 0.05% (c)	55,832
	TOTAL SHORT-TERM INVESTMENTS (Cost $111,664)	111,664

	Total Investments in Securities (Cost $2,110,520) - 100.28%	2,031,355
	Liabilities in Excess of Other Assets - (0.28)%	(5,721)
	NET ASSETS - 100.00%	$2,025,634

(a) Non-income producing security.
(b) Foreign issued security.
(c) Rate shown is the 7-day yield as of July 31, 2009.
(d) Security is considered illiquid. As of July 31, 2009, the value of these investments was $83,106 or 4.10% of net assets.
		Dates
Security	Shares	Acquired	Cost Basis
Crown Crafts, Inc.	17,070	6/07-4/09	$62,982
LiveDeal, Inc.	25,513	6/07-7/08	$116,259

The cost basis of investments for federal income tax purposes at July 31, 2009 was as follows**:

Cost of investments	$2,137,921

Gross unrealized appreciation	$425,018
Gross unrealized depreciation	(531,584)
Net unrealized depreciation	$(106,566)

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

Summary of Fair Value Exposure at July 31, 2009

The Fund has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) and FASB Staff Position (“FSP 157-4”).  FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  FAS 157 requires the Fund to classify its securities based on valuation method.  Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$384,877	$—	$—	$384,877
Consumer Staples	180,055	—	—	180,055
Energy	31,076	—	—	31,076
Financials	702,645	—	—	702,645
Health Care	90,872	—	—	90,872
Industrials	235,419	—	—	235,419
Information Technology	78,776	—	—	78,776
Materials	142,718	—	—	142,718
Utilities	73,253	—	—	73,253
Total Equity	1,919,691	—	—	1,919,691
Short-Term Investments	111,664	—	—	111,664
Total Investments in Securities	$2,031,355	$—	$—	$2,031,355

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    9/14/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    9/14/2009

By (Signature and Title)*     /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    9/14/2009

* Print the name and title of each signing officer under his or her signature.